EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS - Schedule of Multiemployer Plan (Details) - Pension fund $ in Millions	12 Months Ended
	Feb. 23, 2019 USD ($) agreement	Feb. 24, 2018 USD ($)	Feb. 25, 2017 USD ($)
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 451.1	$ 431.2	$ 399.1
UFCW-Northern California Employers Joint Pension Trust Fund
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 104.4	110.2	98.9
Total collective bargaining agreements	63
Most significant collective bargaining agreement	56
Western Conference of Teamsters Pension Plan
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 63.7	61.2	59.1
Total collective bargaining agreements	51
Most significant collective bargaining agreement	15
Southern California United Food & Commercial Workers Unions and Food Employers Joint Pension Plan
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 108.4	92.4	63.9
Total collective bargaining agreements	47
Most significant collective bargaining agreement	43
Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 20.4	20.4	33.8
Total collective bargaining agreements	21
Most significant collective bargaining agreement	16
Sound Retirement Trust
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 39.1	32.1	33.1
Total collective bargaining agreements	118
Most significant collective bargaining agreement	22
Bakery and Confectionery Union and Industry International Pension Fund
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 17.4	16.6	17.1
Total collective bargaining agreements	92
Most significant collective bargaining agreement	28
UFCW Union and Participating Food Industry Employers Tri-State Pension Fund
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 14.0	15.8	16.7
Total collective bargaining agreements	5
Most significant collective bargaining agreement	2
Rocky Mountain UFCW Unions & Employers Pension Plan
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 10.8	10.8	11.0
Total collective bargaining agreements	81
Most significant collective bargaining agreement	30
UFCW Local 152 Retail Meat Pension Fund
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 10.8	11.0	10.8
Total collective bargaining agreements	4
Most significant collective bargaining agreement	4
Desert States Employers & UFCW Unions Pension Plan
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 9.1	9.3	9.1
Total collective bargaining agreements	16
Most significant collective bargaining agreement	13
UFCW International Union - Industry Pension Fund
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 13.1	12.4	8.6
Total collective bargaining agreements	27
Most significant collective bargaining agreement	8
Mid Atlantic Pension Fund
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 6.6	6.8	6.9
Total collective bargaining agreements	19
Most significant collective bargaining agreement	16
Retail Food Employers and UFCW Local 711 Pension Trust Fund
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 7.1	6.6	5.4
Total collective bargaining agreements	7
Most significant collective bargaining agreement	2
Oregon Retail Employees Pension Trust
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 7.6	6.6	2.3
Total collective bargaining agreements	111
Most significant collective bargaining agreement	25
Other funds
Multiemployer Plans [Line Items]
Contributions of Company | $	$ 18.6	$ 19.0	$ 22.4